Document And Entity Information	Jul. 14, 2023
Document Information [Line Items]
Entity, Registrant Name	BBX CAPITAL, INC.
Document, Type	8-K
Document, Period End Date	Jul. 14, 2023
Entity, Incorporation, State or Country Code	FL
Entity, File Number	000-56177
Entity, Tax Identification Number	82-4669146
Entity, Address, Address Line One	201 East Las Olas Boulevard
Entity, Address, Address Line Two	Suite 1900
Entity, Address, City or Town	Fort Lauderdale
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33301
City Area Code	954
Local Phone Number	940-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	true
Amendment Flag	false
Entity, Central Index Key	0001814974